Note 4 - Securities Classified as Available-for-Sale in Yen (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Equity Securities [Member]
Available-for-sale-Cost	¥ 1,822,151	¥ 1,778,803
Available-for-sale-Unrealized Gains	2,090,940	2,528,884
Available-for-sale-Unrealized Losses	82,244	95,116
Available-for-sale-Fair Value	3,830,847	4,212,571
Debt Securities [Member]
Available-for-sale-Cost	100,300	100,300
Available-for-sale-Unrealized Gains	¥ 13,250	¥ 1,610
Available-for-sale-Unrealized Losses
Available-for-sale-Fair Value	¥ 113,550	¥ 101,910
Available-for-sale-Cost	1,922,451	1,879,103
Available-for-sale-Unrealized Gains	2,104,190	2,530,494
Available-for-sale-Unrealized Losses	82,244	95,116
Available-for-sale-Fair Value	¥ 3,944,397	¥ 4,314,481